Investment Strategy	Aug. 31, 2026
EMERALD GROWTH FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund has adopted an investment policy that it will, under normal conditions, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of U.S. and foreign companies, principally common stocks and preferred stocks, identified by the Adviser as having growth characteristics. In identifying investments with growth characteristics, the Adviser utilizes a fundamental approach to choosing securities: the research staff of Emerald conducts company-specific research analysis, taking into account a company’s revenue and earnings growth rates and the financial, operating, and market characteristics that distinguish a company from other companies. The Fund’s policy to invest at least 80% of its assets in such a manner is non-fundamental, which means that it may be changed without shareholder approval. Shareholders will receive 60 days’ prior written notice of any change to this policy.

The Fund can invest in companies from a wide range of industries and of market capitalizations. The Fund may emphasize investments in smaller companies, which are defined by the Adviser as those having a market capitalization equal to or less than that of the largest companies in the Russell 2000 Index. As of June 30, 2026, the median market capitalization of the companies in the Russell 2000 Index was $1.2 billion and the largest company was $13.4 billion.

The Fund may also invest in the other investment companies, principally money market funds, exchange-traded funds (“ETFs”), unit investment trusts, closed-end funds, and business development companies. The Fund intends to invest a portion of these assets in the securities of affiliated ETFs advised or sub-advised by the Adviser (each, an “Underlying ETF”). The Fund does not have a policy with respect to investing a certain portion of its assets in any particular sector, but may emphasize investments in the healthcare, technology, and industrial sectors.

While the Fund may directly invest in the securities of companies within the healthcare sector, the Adviser intends for the Fund to gain exposure to the healthcare sector in part through the use of such Underlying ETFs, primarily the F/m Emerald Life Sciences Innovation ETF (the “Life Sciences ETF”). The Fund does not have a policy with respect to the amount of the Fund’s portfolio that will be allocated to the Life Sciences ETF, but generally the Adviser expects approximately 5% of the Fund’s portfolio to be allocated to the Life Sciences ETF, calculated at the time of investment.

The Fund may invest in foreign companies directly and through American Depository Receipts (“ADRs”).

The Fund generally sells investments when the Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

F/m Emerald Special Situations ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) and invests primarily in equity securities of companies experiencing unique, idiosyncratic situations and transformations (“Special Situations”), selected by Emerald Mutual Fund Advisers Trust (the “Sub-Adviser”), the Fund’s investment sub-adviser, under the supervision of the Adviser. The Sub-Adviser’s research staff conducts company-specific research analysis to identify securities of the companies in which an unusual and possibly non-repetitive development is taking place which, in the opinion of the Sub-Adviser, may cause the securities to attain a higher market value independently, to a degree, than the trend in the securities market in general.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies experiencing Special Situations (the “80% Policy”). The Fund considers that the Special Situation developments may include:

●	Technological improvement or important discovery or acquisition which, if the expectation for it materialized, would effect a substantial change in the company’s business;
●	Corporate reorganization;
●	Recapitalization or other development involving a security exchange or conversion;
●	Material acquisition or transformational merger;
●	Spin-out, divestiture, liquidation or distribution of cash, securities or other assets;
●	Significant business model changes;
●	Material change in ownership;
●	Material or transformational contracts;
●	Impacts from business/external disruptions;
●	Litigation which, if resolved favorably, would improve the value of the company’s stock;
●	New or changed management;
●	Price dislocation;
●	Changes in governmental legislation, industry regulations, policy oversight;
●	Macroeconomic and industry catalysts; and
●	Positive or negative legislative or regulatory approvals or actions.

The Sub-Adviser’s research process includes utilizing its proprietary 10-Step Research Process in prescreening potential investments. This includes, but is not limited to, the review of SEC filings, annual reports, financial statements, patents/other intellectual property, press releases and news stories, conducting surveys, monitoring patient groups, attending industry trade shows/conferences, meeting with management, interviewing customers, industry contacts, medical professionals, key opinion leaders, competitors, suppliers and distributors, developing financial and valuation models, reviewing third-party, peer-reviewed and internal research, and communicating and collaborating with fellow investment team members.

The Fund can invest in companies from a wide range of industries and of various sizes. The Fund’s investment universe is not limited by market capitalization. Special Situations may often involve comparatively small companies which are not well known, and which have not been closely watched by investors generally, but may also involve larger companies.

The Fund may invest in companies engaged in financial technology-related activities including decentralized finance and distributed ledger technology. Financial technology is the application of new technological advancements to products and services in the financial industry, seeking to improve and automate the delivery and use of financial services. Financial technology helps companies and consumers better manage their financial operations by utilizing specialized software. Financial technology companies compete with traditional financial methods in the delivery of financial services. Mobile banking, peer-to-peer lending, decentralized ledger technology and cryptocurrency are examples of financial technology. The Fund may also invest in companies that are engaged in the use of, or have exposure to, distributed ledger technology (“DLT”) and blockchain. The mechanics of using DLT, including blockchain, to transact in assets, including securities, is relatively new and untested and there is no assurance that widespread adoption will occur.

Equity securities in which the Fund may invest include common stock, preferred stock, convertible preferred stock, shares of other investment companies and real estate investment trusts (“REITs”), and depositary receipts. The Fund may invest in shares of companies through private placements, warrants, rights, and initial public offerings. The Fund may invest in stocks of special purpose acquisition companies (“SPACs”). The Fund does not target a particular form of SPAC, with the exception that the SPAC must have identified an acquisition target at or prior to the time of the Fund’s investment.

The Fund intends to invest primarily in U.S. companies, but it may invest up to 10% of its net assets in foreign companies listed on a U.S. exchange. A company is deemed to be a foreign company if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity security is located outside the United States; (ii) a majority of the company’s revenues are derived from outside the United States; or (iii) a majority of the issuer’s assets are located outside the United States. The Fund may invest in shares of companies through initial public offerings and private placements.

The Fund generally sells investments when the Sub-Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

The Fund has elected to be, and intends to continue to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).